Accounts Receivable	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Accounts Receivable	5. ACCOUNTS RECEIVABLE

	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivable, net	355,837	200,843